UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 2/28/13

Item 1.  Reports to Stockholders.

Kottke Commodity Strategies Fund

Annual Report

February 28, 2013

Class I Shares (KCFIX)

1-855-754-7931

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

The Kottke Commodity Strategies Fund (KCFIX) had a 6 month return of (7.18)% and return from inception of (4.30)% as of February 28, 2013.  Below is a discussion of the relevant market conditions which affected the fund’s performance.

Again the two biggest stories in commodities during the last six months and for the entire year were the economy and the weather.  During the past year, both the United States and Europe took aggressive action to ease interest rates and bolster their respective economies.  As Federal Reserve Chairman Ben Bernanke stated previously, "money has been reduced to a key stroke."  Bernanke hopes that low interest rates will increase spending and produce some inflation.  China, which is a wild card in the economic arena because it plays its cards so close to the vest and the information it produces may or may not be accurate, did its part to spur growth and perhaps inflation by also easing its interest rates to spur spending.

Grains had a very busy summer and rallied on weather.  2012 was the worse drought since the great drought of the 1930s.  The drought has persisted into the winter and into the wheat growing areas of the US further complicating corn prices.  The US, which consumes 1 billion bushels of corn a month, was wondering where it was going to get needed grain.  Ranchers and dairy farmers were forced to reduce their herds, flooding the market with meat and causing prices to fall.

The interesting news was in the energy markets as the US continues to frack and drill its way to energy independence.  The volatility of crude is bound by usage which is impacted by price.  As the price of crude falls due to increased production, usage increases, but as price climbs, due to refining issues and world demand, usage slows.  The elasticity of crude oil is making price prediction more difficult.

Just before year end, the Fund went into a defensive posture.  It was our belief that foreign economies had come to a tipping point and we were looking to see what responses the various governments would have.  A few weeks later Cyprus debt was catapulted into the world's awareness.  The EU's response was to attempt to levy a stiff penalty on all bank held accounts.   While the levy was on account holders over 100,000EU, this could be a sign of things to come when Italy, Spain, Portugal and Grease economic reforms fail.

KCFIX seeks to outperform its benchmark index, the DJ-UBS Commodity Index by over-weighting or under-weighting the various components of the index and analyzing which contract month of the commodities we buy to help insure we own the most cost effective commodities.  We will use the above information to rebalance our portfolios monthly to help shareholders have the maximum opportunity to benefit from the commodity markets.

Sincerely,

Kottke Managed Commodities, LLC

0699-NLD-03/19/2013

Kottke Commodity Strategies Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2013

The Fund's performance figures* for the period ended February 28, 2013, as compared to its benchmark:

Since Inception**
Kottke Commodity Strategies Fund Class I	(4.30)%
DJ UBS Commodity Index ***	(7.99)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance annualized for periods greater than 1 year. The Fund’s total annual operating expenses are 1.40% for Class I Shares per the January 31, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7931.

** Inception date is March 1, 2012.

*** The Dow Jones-UBS Commodity Index (DJ-UBSCI) is a broadly diversified index that allows investors to track commodity futures through a single, simple measure.  Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Other / Cash & Cash Equivalents Less Liabilities	100.0%
100.0%

Kottke Commodity Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2013

	Shares		Value
		SHORT-TERM INVESTMENTS - 81.6%
	790,707	Dreyfus Cash Management - Institutional Shares to yield 0.05% +	$ 790,707
	3	Fidelity Institutional Money Market Funds - Money Market Portfolio Class I, to yield 0.12% + *	3
		TOTAL SHORT-TERM INVESTMENTS (Cost $790,710)	790,710

		TOTAL INVESTMENTS - 81.6% (Cost $790,710) (a)	$ 790,710
		OTHER ASSETS LESS LIABILITIES - 18.4%	178,051
		TOTAL NET ASSETS - 100.0%	$ 968,761

+	Variable rate security, the money market rate shown represents the rate at February 28, 2013.
*	This security is a holding of KCS Fund Ltd.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures contracts, is the same.

	Contracts		Unrealized Appreciation/ (Depreciation)
		OPEN LONG FUTURES CONTRACTS *
	1	LME Aluminum March 2013
		(Underlying Face Amount at Value $49,238)	$ (3,262)
	1	LME Zinc Future March 2013
		(Underlying Face Amount at Value $51,156)	631
		TOTAL OPEN LONG FUTURES CONTRACTS	(2,631)

		OPEN SHORT FUTURES CONTRACTS *
	1	LME Aluminum March 2013
		(Underlying Face Amount at Value $49,238)	87
	1	LME Zinc Future March 2013
		(Underlying Face Amount at Value $51,156)	444
		TOTAL OPEN SHORT FUTURES CONTRACTS	531

		TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS	$ (2,100)

See accompanying notes to consolidated financial statements.

Kottke Commodity Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013

ASSETS
Investment securities:
At cost	$ 790,710
At value	790,710
Deposits with Broker	212,337
Due from Advisor	5,811
Dividends and interest receivable	35
TOTAL ASSETS	1,008,893

LIABILITIES
Payable for variation margin	2,100
Fees payable to other affiliates	10,934
Accrued expenses and other liabilities	27,098
TOTAL LIABILITIES	40,132
NET ASSETS	$ 968,761

Composition of Net Assets:
Paid in capital	$ 970,861
Net unrealized depreciation on futures contracts	(2,100)
NET ASSETS	$ 968,761

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 968,761
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	101,258
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.57

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to consolidated financial statements.

Kottke Commodity Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended February 28, 2013 (a)

INVESTMENT INCOME
Interest	$ 794
TOTAL INVESTMENT INCOME	794

EXPENSES
Investment advisory fees	13,763
Administrative services fees	38,676
Registration fees	30,097
Audit fees	16,500
Legal fees	29,819
Accounting services fees	25,083
Transfer agent fees	25,606
Compliance officer fees	20,419
Printing expense	4,762
Trustees fees and expenses	6,727
Custodian fees	6,001
Insurance expense	158
Other expenses	1,989
TOTAL EXPENSES	219,600
Less: Fees waived/reimbursed by the Advisor	(204,702)
NET EXPENSES	14,898
NET INVESTMENT LOSS	(14,104)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from futures contracts	(27,784)
Net change in unrealized depreciation on futures contracts	(2,100)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(29,884)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (43,988)

(a) The Kottke Commodity Strategies Fund commenced operations on March 1, 2012.

See accompanying notes to consolidated financial statements.

Kottke Commodity Strategies Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
February 28, 2013 (a)
FROM OPERATIONS
Net investment loss	$ (14,104)
Net realized loss from futures contracts	(27,784)
Net change in unrealized depreciation on futures contracts	(2,100)
Net decrease in net assets resulting from operations	(43,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,166,196
Redemption fee proceeds	87
Payments for shares redeemed	(153,534)
Net increase in net assets from shares of beneficial interest	1,012,749

TOTAL INCREASE IN NET ASSETS	968,761

NET ASSETS
Beginning of Period	-
End of Period *	$ 968,761
*Includes undistributed net investment income of:	$ -

SHARES ACTIVITY
Class I:
Shares Sold	117,211
Shares Redeemed	(15,953)
Net increase in shares of beneficial interest outstanding	101,258

(a)	The Kottke Commodity Strategies Fund commenced operations on March 1, 2012.

See accompanying notes to consolidated financial statements.

Kottke Commodity Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	February 28,
	2013 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.13)
Net realized and unrealized loss on futures contracts	(0.30)
Total from investment operations	(0.43)

Paid in capital from Redemption Fees	0.00	(7)

Net asset value, end of period	$ 9.57

Total return (3)(6)	(4.30)%

Net assets, at end of period (000s)	$ 969

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)(5)	20.69%
Ratio of net expenses to average net assets (5)	1.40%
Ratio of net investment loss to average net assets (5)	(1.33)%
Portfolio Turnover Rate (6)	0.00%

(1)	The Kottke Commodity Strategies Fund commenced operations March 1, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return shown exclude the effect of redemption fees. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7) Less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Kottke Commodity Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 28, 2013

1.

ORGANIZATION

The Kottke Commodity Strategies Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund currently offers Class I shares. The investment objective of the Fund is positive absolute returns.

The consolidated financial statements include Kottke Commodity Strategies Fund and its wholly owned subsidiary KCS Fund Limited (“KCS-CFC”). The subsidiary commenced operations on March 1, 2012 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of February 28, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets (1)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 790,710	$ -	$ -	$ 790,710
Total	$ 790,710	$ -	$ -	$ 790,710
Liabilities (1)	Level 1	Level 2	Level 3	Total
Future Contracts *	$ 2,100	$ -	$ -	$ 2,100
Total	$ 2,100	$ -	$ -	$ 2,100

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 or Level 2 at the end of the period.
The Fund did not hold any Level 3 securities during the period.
(1) Consolidated.
* Cumulative unrealized appreciation/(depreciation) of future contracts is reported in the above table.

Consolidation of Subsidiaries – The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

For tax purposes, KCS-CFC is an exempted Cayman investment company. KCS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, KCS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, KCS-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2013	% of Fund Net Assets at February 28, 2013
KCS-CFC	3/1/2012	$ 210,240	21.70%

Kottke Commodity Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

February 28, 2013

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends Distributed and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid at least annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash and Cash Equivalents – A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents. To the extent the Fund invests in any debt securities when implementing its cash management strategy, it will only invest in investment-grade debt instruments with a maturity of 24 months or less. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of February 28, 2013 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended February 28, 2013, the consolidated cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Kottke Managed Commodities, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.29% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until June 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest or extraordinary expenses such as litigation) do not exceed 1.40% per annum of the Fund’s average daily net assets for Class I shares.

Kottke Commodity Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

February 28, 2013

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.40% of average daily net assets attributable to Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.40% of average daily net assets of Class I shares. If Fund Operating Expenses attributable to Class I shares subsequently exceed 1.40%, per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended February 28, 2013 the Advisor waived and reimbursed fees in the amount of $204,702, all of which is subject to recapture through February 29, 2016.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  The Fund is authorized to pay the Distributor, or such other entities as approved by the Board, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders.  However, no such fees are chargeable to holders of the Class I shares.

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Advisor and affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Trustees – Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the Trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Advisor received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

5.  TAX COMPONENTS OF CAPITAL

As of February 28, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Unrealized	Total
Appreciation/	Accumulated
(Depreciation)	Earnings/(Deficits)
$ (2,100)	$ (2,100)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and adjustments for the Fund’s wholly-owned subsidiary, resulted in reclassification for the period ended February 28, 2013 as follows:

	Undistributed	Accumulated Net
Paid In	Net Investment	Realized Loss from
Capital	Income	Futures Contracts
$ (41,888)	$ 14,104	$ 27,784

6.  RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, (“ASU”), related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01, which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s consolidated financial statements.

7.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended February 28, 2013, the Fund assessed $87 in redemption fees.

8.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of February 28, 2013 Kottke Associates, LLC, held approximately 99% of the voting securities of the Kottke Commodity Strategies Fund.

Kottke Commodity Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

February 28, 2013

9. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Dreyfus Cash Management – Money Market Portfolio, (the “Dreyfus Fund”). The Dreyfus Fund is a separate diversified series of shares of beneficial interest of Dreyfus Tax Exempt Cash Management Funds, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Dreyfus Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Fund. The financial statements of the Dreyfus Fund, including the portfolio of investments, can be found at the Dreyfus website, www.dreyfus.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s consolidated financial statements. As of February 28, 2013, the Fund invested 81.6% of its net assets in the Dreyfus Fund.

10.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Effective March 13, 2013, the Trust ceased offering new shares of the Fund, and liquidated the Fund at the close of business on April 9, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Kottke Commodity Strategies Fund and

Board of Trustees of Northern Lights Fund Trust II

We have audited the accompanying consolidated statement of assets and liabilities of Kottke Commodity Strategies Fund, a series of shares of beneficial interest of Northern Lights Fund Trust II (the “Fund”), including the consolidated portfolio of investments, as of February 28, 2013, and the related consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period March 1, 2012 (commencement of operations) through February 28, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2013 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Kottke Commodity Strategies Fund as of February 28, 2013, the results of its consolidated operations, the changes in its consolidated net assets and its consolidated financial highlights for the period March 1, 2012 through February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

April 23, 2013

Kottke Commodity Strategies Fund

EXPENSE EXAMPLES (Unaudited)

February 28, 2013

As a shareholder of the Kottke Commodity Strategies Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Kottke Commodity Strategies Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio	Beginning Account Value 9-1-12	Ending Account Value 2-28-13	Expenses Paid During Period*	Ending Account Value 2-28-13	Expenses Paid During Period*
Class I Shares	1.40%	$1,000.00	$928.20	$6.69	$1,017.85	$7.00

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Kottke Commodity Strategies Fund

APPROVAL OF ADVISORY AGREEMENT (Unaudited)

February 28, 2013

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At an Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 28, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Kottke Commodity Strategies Fund (the “Fund”) and Kottke Managed Commodities, LLC (“Kottke”).

In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Kottke (including due diligence questionnaires completed by Kottke, Kottke’s Form ADV, select financial information of the Adviser, bibliographic information regarding Kottke’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Kottke, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Kottke related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board then discussed the extent of Kottke’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Kottke’s specific responsibilities in all aspects of day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representatives of Kottke with respect to a series of important questions, including: whether Kottke was involved in any lawsuits or pending regulatory actions; whether Kottke’s management of other accounts would conflict with its management of the Fund; and whether Kottke has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Kottke of its practices for monitoring compliance with the Fund’s investment limitations, noting that Kottke’s Chief Compliance Officer would periodically review the portfolio managers’ performance of their duties to ensure compliance under Kottke’s compliance program.  The Board then reviewed the capitalization of Kottke based on financial information or other materials provided and discussions with Kottke and concluded that Kottke was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that Kottke had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kottke to the Funds were satisfactory and reliable.

Performance.  As the Adviser and Fund are newly formed, there was no past performance for the Fund or any similar accounts advised by Kottke for the Board to consider in evaluating the Adviser.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Kottke, the Board reviewed and discussed a comparison of the Fund’s management fee and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by Kottke with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that Kottke had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed do not exceed 1.65%, 2.40%, 1.40% and 1.80% of the Fund’s average net assets, for Class A, Class C, Class I and Class N shares, respectively and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of Kottke and the services to be provided to the Fund by Kottke, the fees to be charged by Kottke were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Kottke with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Kottke. With respect to Kottke, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Kottke’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, Kottke’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Kottke as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Kottke Commodity Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Brian Nielsen** 1972	Trustee Since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012); Manager, Arbor Point Advisors, LLC (since 2012).

			24	NONE
Kevin Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004)	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive. Hauppauge, NY 11788 1969	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011);

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7931.

2/28/13-NLII-V2

Privacy Policy

Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7931 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7931.

INVESTMENT ADVISOR

Kottke Managed Commodities, LLC

141 West Jackson Boulevard, Suite 1220

Chicago, Illinois 60604

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $11,000

(b)

Audit-Related Fees

2013 – None

(c)

Tax Fees

2013 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

5/7/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/7/13